Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	REYNOLDS FUNDS INC
Central Index Key	0000832574
Amendment Flag	false
Document Creation Date	Jan. 30, 2018
Document Effective Date	Jan. 31, 2018
Prospectus Date	Jan. 31, 2018
REYNOLDS BLUE CHIP GROWTH FUND | REYNOLDS BLUE CHIP GROWTH FUND
Prospectus:
Trading Symbol	RBCGX